SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
Schedule of share capital

	December 31,
	2021	2022
	RMB	RMB
Registered, issued and fully paid
95,115,471,046 listed A shares (2021: 95,557,771,046) of RMB 1.00 each	95,558	95,115
24,780,936,600 listed H shares (2021: 25,513,438,600) of RMB 1.00 each	25,513	24,781
	121,071	119,896